Operating profit (Tables)	12 Months Ended
Dec. 31, 2025
Operating profit
Schedule of items included in operating profit

	2025	2024	2023
	$m	$m	$m
Depreciation of Property, plant and equipment (Note 8)	879	799	733
Impairment of Property, plant and equipment (Note 8)	13	42	8
Depreciation of Right-of-use assets (Note 9)	404	343	275
Impairment of Right-of-use assets (Note 9)	–	7	14
Amortisation of Intangible assets (Note 11)	4,207	3,923	3,926
Net impairment of Intangible assets (Note 11)	230	1,574	434
Net charges to Provisions, net of reversals (Note 21)	541	513	1,313

Schedule of other operating income and expense

	2025	2024	2023
	$m	$m	$m
Royalty income	160	103	107
Gains on disposal of Intangible assets	168	64	251
Net (losses)/gains on disposal of other non-current assets	(14)	(4)	41
Update to the contractual relationships for Beyfortus	–	–	712
Other income[1]	201	210	393
Other expense	(134)	(121)	(164)
Other operating income and expense	381	252	1,340

1	Other income in 2025 includes $nil of income from Allergan Plc. in respect of the development of brazikumab (2024: $nil; 2023: $75m).

Schedule of restructuring costs

	2025	2024	2023
	$m	$m	$m
Cost of sales	(138)	569	109
Research and development expense	171	275	212
Selling, general and administrative expense	209	312	207
Other operating income and expense	(5)	(2)	(61)
Total charge	237	1,154	467

	2025	2024	2023
	$m	$m	$m
Severance costs	100	213	57
Accelerated depreciation and impairment charges	11	64	68
Other[1]	126	877	342
Total charge	237	1,154	467

1	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives. In 2024, Other costs included $480m for inventory and related product provisions related to Andexxa following the decision to cease promotional activities which were partly reversed in 2025 following revised sales forecasts. In 2025, Other costs include the costs of integrating systems, structure and processes as part of the PAAGR, costs relating to the Alexion acquisition, internal project costs and external service fees.

Schedule of net gains and losses on financial instruments included within operating profit

	2025	2024	2023
	$m	$m	$m
Gains/(losses) on forward foreign exchange contracts	190	(81)	42
Losses on receivables and payables	(190)	(143)	(260)
Total	–	(224)	(218)